Cash Flow Information - Schedule of Cash Paid for Interest and Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Interest, net of amount capitalized	$ 270	$ 310	$ 304
Income taxes, net of amount refunded	$ 265	$ 184	$ 106